Quarterly Holdings Report
for
Fidelity Freedom® Blend 2030 Fund
June 30, 2023
FBF-Y30-NPRT1-0823
1.9892471.104
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.19% to 5.19% 7/27/23 (b) (Cost $2,889,214)	2,900,000	2,890,302

Domestic Equity Funds - 32.2%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	9,726,368	135,780,104
Fidelity Series Commodity Strategy Fund (c)	141,892	13,735,101
Fidelity Series Large Cap Growth Index Fund (c)	4,924,754	85,789,219
Fidelity Series Large Cap Stock Fund (c)	4,994,544	94,396,880
Fidelity Series Large Cap Value Index Fund (c)	12,122,369	175,410,684
Fidelity Series Small Cap Core Fund (c)	40,452	415,444
Fidelity Series Small Cap Opportunities Fund (c)	3,320,715	42,770,806
Fidelity Series Value Discovery Fund (c)	4,367,344	64,724,044
TOTAL DOMESTIC EQUITY FUNDS (Cost $537,390,951)		613,022,282

International Equity Funds - 30.0%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	2,697,960	38,472,914
Fidelity Series Emerging Markets Fund (c)	3,935,082	32,700,535
Fidelity Series Emerging Markets Opportunities Fund (c)	9,825,209	166,537,286
Fidelity Series International Growth Fund (c)	5,453,462	89,600,374
Fidelity Series International Index Fund (c)	3,244,034	37,209,075
Fidelity Series International Small Cap Fund (c)	1,689,023	27,412,846
Fidelity Series International Value Fund (c)	8,096,966	89,552,447
Fidelity Series Overseas Fund (c)	7,147,971	89,635,561
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $553,306,035)		571,121,038

Bond Funds - 36.4%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	10,146,250	80,155,378
Fidelity Series Corporate Bond Fund (c)	9,204,380	83,299,641
Fidelity Series Emerging Markets Debt Fund (c)	1,296,479	9,593,945
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	346,869	3,260,569
Fidelity Series Floating Rate High Income Fund (c)	204,664	1,833,791
Fidelity Series Government Bond Index Fund (c)	13,263,814	121,629,172
Fidelity Series High Income Fund (c)	1,185,169	9,706,535
Fidelity Series International Developed Markets Bond Index Fund (c)	8,518,233	73,086,438
Fidelity Series Investment Grade Bond Fund (c)	12,474,548	124,121,755
Fidelity Series Investment Grade Securitized Fund (c)	9,483,233	84,400,775
Fidelity Series Long-Term Treasury Bond Index Fund (c)	16,705,240	100,565,545
Fidelity Series Real Estate Income Fund (c)	280,213	2,684,439
TOTAL BOND FUNDS (Cost $786,183,220)		694,337,983

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (d)	2,344,652	2,345,120
Fidelity Series Government Money Market Fund 5.17% (c)(e)	6,320,846	6,320,846
Fidelity Series Short-Term Credit Fund (c)	30,471	292,827
Fidelity Series Treasury Bill Index Fund (c)	1,542,457	15,332,024
TOTAL SHORT-TERM FUNDS (Cost $24,304,331)		24,290,817

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,904,073,751)	1,905,662,422
NET OTHER ASSETS (LIABILITIES) - 0.0%	(333,781)
NET ASSETS - 100.0%	1,905,328,641

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	378	Sep 2023	42,436,406	(706,001)	(706,001)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	431	Sep 2023	46,157,406	(695,777)	(695,777)

TOTAL PURCHASED					(1,401,778)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	63	Sep 2023	14,137,988	(341,581)	(341,581)
ICE MSCI EAFE Index Contracts (United States)	90	Sep 2023	9,699,750	(71,984)	(71,984)
ICE MSCI Emerging Markets Index Contracts (United States)	339	Sep 2023	16,914,405	159,697	159,697

TOTAL SOLD					(253,868)

TOTAL FUTURES CONTRACTS					(1,655,646)
The notional amount of futures purchased as a percentage of Net Assets is 4.6%
The notional amount of futures sold as a percentage of Net Assets is 2.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,547,452.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	2,587,661	13,193,780	13,436,321	37,099	-	-	2,345,120	0.0%
Total	2,587,661	13,193,780	13,436,321	37,099	-	-	2,345,120

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	72,316,368	10,025,881	614,304	11,156	(3,123)	(1,569,444)	80,155,378
Fidelity Series Blue Chip Growth Fund	129,205,804	4,312,578	18,423,748	-	516,615	20,168,855	135,780,104
Fidelity Series Canada Fund	36,505,121	2,139,745	1,630,242	-	42,471	1,415,819	38,472,914
Fidelity Series Commodity Strategy Fund	12,466,941	1,689,504	111,103	-	(3,130)	(307,111)	13,735,101
Fidelity Series Corporate Bond Fund	77,385,493	7,411,192	641,711	795,691	1,113	(856,446)	83,299,641
Fidelity Series Emerging Markets Debt Fund	9,133,396	473,924	81,254	139,942	(255)	68,134	9,593,945
Fidelity Series Emerging Markets Debt Local Currency Fund	3,103,048	103,688	39,555	-	2,156	91,232	3,260,569
Fidelity Series Emerging Markets Fund	24,570,540	7,469,681	-	-	-	660,314	32,700,535
Fidelity Series Emerging Markets Opportunities Fund	163,562,489	-	1,756,304	-	(334,657)	5,065,758	166,537,286
Fidelity Series Floating Rate High Income Fund	1,730,003	102,008	16,605	39,481	84	18,301	1,833,791
Fidelity Series Government Bond Index Fund	114,577,447	10,402,766	949,964	774,871	(582)	(2,400,495)	121,629,172
Fidelity Series Government Money Market Fund 5.17%	5,189,520	2,707,679	1,576,353	64,516	-	-	6,320,846
Fidelity Series High Income Fund	9,250,817	531,908	89,669	141,517	359	13,120	9,706,535
Fidelity Series International Developed Markets Bond Index Fund	69,771,284	4,768,545	577,850	980,518	(6,051)	(869,490)	73,086,438
Fidelity Series International Growth Fund	84,734,395	3,166,409	1,770,223	-	20,563	3,449,230	89,600,374
Fidelity Series International Index Fund	35,136,501	1,916,038	992,837	-	28,756	1,120,617	37,209,075
Fidelity Series International Small Cap Fund	26,373,626	919,584	244,271	-	5,718	358,189	27,412,846
Fidelity Series International Value Fund	84,439,562	4,451,134	2,976,860	-	97,987	3,540,624	89,552,447
Fidelity Series Investment Grade Bond Fund	116,602,011	10,140,666	965,214	1,167,287	608	(1,656,316)	124,121,755
Fidelity Series Investment Grade Securitized Fund	80,373,786	5,893,586	691,250	761,120	(153)	(1,175,194)	84,400,775
Fidelity Series Large Cap Growth Index Fund	81,844,859	2,940,023	8,975,367	206,017	541,430	9,438,274	85,789,219
Fidelity Series Large Cap Stock Fund	89,638,159	3,022,191	4,621,145	-	214,274	6,143,401	94,396,880
Fidelity Series Large Cap Value Index Fund	167,253,293	8,790,103	7,849,710	-	(408,778)	7,625,776	175,410,684
Fidelity Series Long-Term Treasury Bond Index Fund	96,459,139	7,946,652	882,760	724,773	(4,251)	(2,953,235)	100,565,545
Fidelity Series Overseas Fund	84,652,261	3,238,042	2,109,475	-	87,775	3,766,958	89,635,561
Fidelity Series Real Estate Income Fund	3,121,325	159,430	620,819	48,647	(39,517)	64,020	2,684,439
Fidelity Series Short-Term Credit Fund	283,770	10,293	-	1,969	-	(1,236)	292,827
Fidelity Series Small Cap Core Fund	261,816	138,180	-	243	-	15,448	415,444
Fidelity Series Small Cap Opportunities Fund	40,979,379	2,105,667	2,546,421	-	33,265	2,198,916	42,770,806
Fidelity Series Treasury Bill Index Fund	13,067,348	3,731,149	1,454,471	162,572	(1,333)	(10,669)	15,332,024
Fidelity Series Value Discovery Fund	61,277,775	3,423,080	1,847,838	-	(125,077)	1,996,104	64,724,044
	1,795,267,276	114,131,326	65,057,323	6,020,320	666,267	55,419,454	1,900,427,000

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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